SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for credit loss	$ 0	$ 0
Common stock
EBP, Accounting Policy [Line Items]
Percent of investment assets concentration	3.00%